Segment Information (Details) - Schedule of segment reporting - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		S/ 2,913,334	S/ 2,825,473
Other assets	[1]	18,224	39,151
Total assets		2,931,558	2,864,624
Operating liabilities		1,509,907	1,413,261
Capital expenditure	[2]	87,086	113,649
Depreciation and amortization		(129,818)	(129,779)	S/ (124,206)
Provision of inventory net realizable value and obsolescence		(2,498)	(3,808)	S/ (2,718)
Cement Concrete And Precast [Member]
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		2,714,888	2,634,102
Other assets	[1]		9,474
Total assets		2,714,888	2,643,576
Operating liabilities		1,409,596	1,377,769
Capital expenditure	[2]	87,086	113,365
Depreciation and amortization		(122,911)	(124,070)
Provision of inventory net realizable value and obsolescence		(2,498)	(3,808)
Construction supplies [Member]
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		51,376	29,363
Other assets	[1]
Total assets		51,376	29,363
Operating liabilities		99,934	34,788
Capital expenditure	[2]		284
Depreciation and amortization		(879)	(1,100)
Provision of inventory net realizable value and obsolescence
Quicklime [Member]
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		93,812	111,072
Other assets	[1]
Total assets		93,812	111,072
Operating liabilities
Capital expenditure	[2]
Depreciation and amortization		(5,820)	(4,433)
Provision of inventory net realizable value and obsolescence
Other [Member]
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		53,258	50,936
Other assets	[1]	18,224	29,677
Total assets		71,482	80,613
Operating liabilities		377	704
Capital expenditure	[2]
Depreciation and amortization		(208)	(176)
Provision of inventory net realizable value and obsolescence

[1]	As of December 31, 2019, corresponded to the financial investment designated at fair value through OCI for approximately S/18,224,000. As of December 31, 2018 corresponded to the financial investment designated at fair value through OCI and fair value of the derivative financial instruments (cross currency swap) for approximately S/26,883,000 and S/12,268,000, respectively. The fair value of derivative financial instruments of hedging is allocated to the segment of cement, and the financial investment designated at fair value through OCI and fair value of derivate financial instrument from trading are not assigned to any segment.
[2]	Capital expenditure consists of S/87,086,000 and S/113,649,000 during the years ended as of December 31, 2019 and 2018, respectively, and are related to additions of property, plant and equipment, intangible and other minor non-current assets. During 2019 and 2018, there were no purchases of assets through leases.